Segment Information Level 4 (Details) - Long Lived Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	$ 1,427	$ 1,480
United States [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	582	597
Netherlands [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	230	237
Germany [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	123	131
Other international [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	$ 492	$ 515